ACQUISITION, DISPOSITION AND DECONSOLIDATION (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Schedule Of Business Acquisition Purchase Price

Current assets (including cash of $11,164,514)	$13,069,511
Note receivable	2,000,000
Prepaid expenses – long term portion	41,912
Property and equipment	39,912

Liabilities assumed (including a 12% note payable of $50,000)	(293,659)

Net purchase price	$14,857,676